S-K 1603(c) Fiduciary Duties to Other Companies	Apr. 10, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, our directors owe fiduciary duties to our Company, including a duty of loyalty, a duty to act honestly and a duty to act in what they consider in good faith to be in our best interests. Our directors must also exercise their powers only for a proper purpose. Our directors also owe to our Company a duty to exercise the skill they actually possess and such care and diligence that a reasonably prudent person would exercise in comparable circumstances. It was previously considered that a director need not exhibit in the performance of his duties a greater degree of skill than may reasonably be expected from a person of his knowledge and experience. However, English and Commonwealth courts have moved towards an objective standard with regard to the required skill and care and these authorities are likely to be followed in the Cayman Islands. In fulfilling their duty of care to us, our directors must ensure compliance with our memorandum and articles of association, as amended and restated from time to time. Our Company has the right to seek damages if a duty owed by our directors is breached. In limited exceptional circumstances, a shareholder may have the right to seek damages in our name if a duty owed by our directors is breached.

Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law, no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as the Company. To the fullest extent permitted by applicable law, the Company renounces any interest or expectancy of the Company in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for management, on the one hand, and the Company, on the other. except to the extent expressly assumed by contract, to the fullest extent permitted by applicable law, management shall have no duty to communicate or offer any such corporate opportunity to the Company and shall not be liable to the Company or its members for breach of any fiduciary duty as a member, director and/or officer solely by reason of the fact that such party pursues or acquires such corporate opportunity for itself or themself, directs such corporate opportunity to another person, or does not communicate information regarding such corporate opportunity to the Company.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers, directors and director nominees currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation	Nature of obligations
Xiaolin Zheng	Aurorizon Co., Limited	AI technology and investment consulting	Director	Fiduciary
Ying Xu	Beijing Yuehuo Catering Management Co., Ltd.	Catering	Director	Fiduciary
	Eight Roads Capital	Investment	Vice President of Investment	Fiduciary
“Joy” Yi Hua	Foxx Development Holdings Inc.	Electronics and IoT solutions	Chairwoman	Fiduciary
	Foxx Development Inc.	Electronics and IoT solutions	CFO	Fiduciary
	Bit Bay Technology Corporation	Data center investment and management	CEO	Fiduciary
	Serene View Capital LLC	Investment	Managing Director	Fiduciary
Xin Yue Jasmine Geffner	East Nova Holdings Limited	Printing and apparel labeling	CEO & Executive Director	Fiduciary
	Aureus Greenway Holdings Inc.	Golf and recreation	Independent Director	Fiduciary
	Helport AI Limited	AI-powered BPO solutions	Independent Director	Fiduciary
	Austen Capital International Limited	Investment	Managing Director	Fiduciary
Yuanmei Ma	Intercont (Cayman) Limited	Maritime shipping and vessel leasing	Independent Director	Fiduciary